Schedule of Stock Option Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Options Beginning	93,481	21,923
Weighted Average Exercise Price, Beginning	$ 7.62	$ 14.24
Weighted Average Remaining Contractual Term (years), Options		3 years 8 months 4 days	3 years 3 months
Number of Options Granted	254,824	71,558
Weighted Average Exercise Price, Granted	$ 6.97	$ 5.59
Number of Options Ending		93,481	21,923
Weighted Average Exercise Price, Ending		$ 7.62	$ 14.24
Weighted Average Remaining Contractual Term (years), Unvested and non-exercisable		4 years 1 month 28 days
Aggregate Intrinsic Value Beginning
Weighted average grant date fair value Unvested and non-exercisable Ending
Number of Options Unvested and non-exercisable Beginning	28,658	21,923
Weighted Average Exercise Price, Vested and Exercisable Beginning	$ 8.45	$ 14.24
Weighted Average Remaining Contractual Term (years), Vested and Exercisable		3 years 5 months 19 days	3 years 3 months
Aggregate Intrinsic Value Vested and Exercisable Ending
Weighted average grant date fair value Vested and Exercisable Ending		$ 0.63
Number of Options Vested and Exercisable Beginning	64,823
Weighted Average Exercise Price, Unvested and non-exercisable Beginning	$ 5.74
Aggregate Intrinsic Value Unvested and non-exercisable Beginning
Weighted average grant date fair value Granted	$ 0.29	$ 4.99
Number of Options Exercised
Weighted Average Exercise Price, Exercised
Number of Options Cancelled/Forfeited	348,306
Weighted Average Exercise Price, Cancelled/Forfeited	$ 7.14
Number of Options Cancelled/Forfeited	(348,306)
Aggregate Intrinsic Value Ending
Number of Options Vested and Exercisable Ending		64,823
Weighted Average Exercise Price, Vested and Exercisable Ending		$ 8.45	$ 14.24
Number of Options Unvested and non-exercisable Ending		28,658	21,923
Weighted Average Exercise Price, Unvested and non-exercisable Ending		$ 5.74
Aggregate Intrinsic Value Unvested and non-exercisable Ending
Stock Options and Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Options Beginning	747,846	175,384
Weighted Average Exercise Price, Beginning	$ 1.36	$ 1.78
Weighted Average Remaining Contractual Term (years), Options		4 years 2 months 12 days	3 years 3 months 18 days
Number of Options Granted		572,462
Weighted Average Exercise Price, Granted		$ 1.26
Weighted Average Remaining Contractual Term (years), Options granted		7 years
Number of Options Ending		747,846	175,384
Weighted Average Exercise Price, Ending		$ 1.36	$ 1.78
Number of Options Exercisable, Balance		428,962
Weighted Average Exercise Price, Exercisable, Balance		$ 1.46
Weighted Average Remaining Contractual Term (years), Unvested and non-exercisable		3 years 4 months 24 days